Trade payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade payables
Schedule of trade payables

	At December 31,
	2022	2021
Non-current
Trade payable with suppliers	3,307	6,695
	3,307	6,695
Current
Trade payables with suppliers	118,349	113,363
Trade payables with related parties (Note 27)	5,753	2,879
	124,102	116,242